SHARE-BASED COMPENSATION - Schedule of Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ 1,324,325	$ 2,682,470	$ 4,794,878	$ 9,840,110
Administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	984,743	2,011,167	3,638,877	7,357,767
Selling expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ 339,582	$ 671,303	$ 1,156,001	$ 2,482,343